Share-based compensation - Restricted shares (Detail)	12 Months Ended
	Dec. 31, 2023 € / shares		Dec. 31, 2023 $ / shares € / shares		Dec. 31, 2022 € / shares		Dec. 31, 2022 $ / shares € / shares		Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					2,321,250		2,321,250			2,321,250	1,618,488	1,618,488
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 22.16
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					2,345,263		2,345,263			2,345,263	1,611,021	1,611,021
Restricted shares [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	2,995,252		2,995,252		2,321,250		2,321,250		2,995,252	2,321,250
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement	€ 23.39		€ 23.39		€ 30.73		€ 30.73				€ 39.93
Number of other equity instruments granted in share-based payment arrangement	1,471,975		1,471,975		1,349,003		1,349,003
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 16.35				€ 22.03
Notional Dividends	135,791	[1]	135,791	[1]	81,500	[1]	81,500	[1]
Weighted Average Exercise Price Notional Dividends	€ 27.98	[1]			€ 35.67	[1]
Number of other equity instruments exercised or vested in share-based payment arrangement	(595,796)		(595,796)		(540,930)		(540,930)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	€ 35.07				€ 35.82
Number of other equity instruments forfeited in share-based payment arrangement	(337,968)		(337,968)		(186,811)		(186,811)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 24.46				€ 35.06
Restricted shares [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	2,654,193		2,654,193		2,345,263		2,345,263		2,654,193	2,345,263
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares									$ 26.04	$ 33.87		$ 46.26
Number of other equity instruments granted in share-based payment arrangement	1,284,761		1,284,761		1,463,855		1,463,855
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 17.72				€ 23.6
Notional Dividends	126,498	[1]	126,498	[1]	83,151	[1]	83,151	[1]
Weighted Average Exercise Price Notional Dividends | $ / shares			€ 31.12	[1]			€ 39.37	[1]
Number of other equity instruments exercised or vested in share-based payment arrangement	(679,430)		(679,430)		(541,336)		(541,336)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 37.83				€ 41.48
Number of other equity instruments forfeited in share-based payment arrangement	(422,899)		(422,899)		(271,427)		(271,427)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 26.79				€ 38.51

[1]	Dividend declared in 2023 on outstanding shares.